Organization and Description of Business	6 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

a.

Nano-X Imaging Ltd., an Israeli company (hereinafter the “Company” or “Nanox IL”), was incorporated on December 20, 2018 and commenced its operations on September 3, 2019. The Company, together with its subsidiaries, develops a commercial-grade tomographic imaging device with a digital X-ray source, provides teleradiology services and develops artificial intelligence applications designed to be used in real-world medical imaging applications. The Company’s solution, referred to as the Nanox Multi Source System, has two integrated components – “Nanox.ARC” and “Nanox.CLOUD”. Nanox.ARC is a medical tomographic imaging system incorporating the Company’s novel digital X-ray source. Nanox.CLOUD is a platform which employs a matching engine to match medical images to radiologists, provides image repository, connectivity to diagnostic assistive AI systems, billing and reporting. On April 1, 2021, the Company received clearance from the FDA to market the Company’s Nanox Cart X-Ray System. On April 28, 2023, the Company received clearance from the FDA to market the Company’s multi-source Nanox.ARC system.

On December 4, 2024, the Company received clearance from the FDA to market the Nanox.ARC (including the Nanox.CLOUD) as a stationary X-ray system intended to produce tomographic images for general use including human musculoskeletal system, pulmonary, intra-abdominal, and paranasal sinus indications, adjunctive to conventional radiography, on adult patients. This device is intended to be used in professional healthcare facilities or radiological environments, such as hospitals, clinics, imaging centers and other medical practices by trained radiographers, radiologists and physicists.

On February 25, 2025, the Company received its CE (Conformité Européenne) mark certification to market the multi-source Nanox.ARC system, including the Nanox.CLOUD, its accompanying cloud-based infrastructure in Europe.

On April 17, 2025, the Company received clearance from the FDA to market the Nanox.ARC-X (including the Nanox.CLOUD) as a stationary X-ray system intended to produce tomographic images for general use including human musculoskeletal system, pulmonary, intra-abdominal, and paranasal sinus indications, adjunctive to conventional radiography, on adult patients. This device is an enhanced imaging system with features sleek design with smaller footprint and simplified ‘plug and play’ installation process which is intended to be used in professional healthcare facilities or radiological environments, such as hospitals, clinics, imaging centers and other medical practices by trained radiographers, radiologists and physicists.

The Company has experienced net losses and negative cash flows from operations since its inception. The Company anticipates such losses will continue until its product candidates reach commercial profitability.

Since incorporation through June 30, 2026, the Company has an accumulated deficit of $519 and its activities have been funded mainly by the sale of its ordinary shares and positive cash flow from the Teleradiology business segment. The Company expects to continue to incur significant costs related to its ongoing operations. Management expects that the Company’s cash and cash equivalents, and deposits as of June 30, 2026 are not sufficient to support the Company’s operations under its current operating plans for at least one year from the issuance date of these financial statements. These factors raise substantial doubt as to the Company’s ability to continue as a going concern.

Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. However, there is no assurance that the Company will be able to obtain such funding. In addition, the Company is exploring the use of mitigating actions such as postponing expenses that are not based on firm commitments. These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

b.	Economic and geopolitical risks

U.S., Israel and global economies and markets are experiencing volatility and disruption following the escalation of geopolitical tensions. As a result of the military conflict between Russia and Ukraine, sanctions and penalties have been levied by the United States, European Union and other countries against Russia. Russian military actions and the resulting sanctions could have a negative impact on supply chains, the Company’s MSaaS agreements relating to Russia and Belarus or the region and adversely affect the global economy and financial markets.

Additionally, the Company monitors changes in tariffs, including recently imposed tariffs by the U.S. government and the effects of retaliatory tariffs and countermeasures from affected countries.

Although the length and impact of the ongoing military conflicts and tariffs are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Any of the abovementioned factors could affect the Company’s business, prospects, financial condition, and operating results. The extent and duration of the military actions, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

As of June 2026, the impact of this war on the Company’s results of operations and financial condition was immaterial, but such impact may increase, which could be material, as a result of the continuation, escalation, or expansion of such war.

c.	The security situation in Israel

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In October 2025, the Israeli-Hamas war concluded pursuant to a ceasefire that has mostly been upheld by the sides since that time.

On February 28, 2026, Israel and the United States initiated a preemptive attack on Iran to which Iran responded with ballistic missile and drone attacks. On April 8, 2026 a ceasefire between the parties was declared. To date, there has been no material adverse impact on the Company’s operations and financial conditions due to this war. The Company continues to monitor political and military developments closely and examine the consequences for its operations and assets.

The Company’s headquarters, its R&D operations, and certain manufacturing and assembly facilities are located in Israel.

Currently, such activities in Israel remain largely unaffected. As of June 30, 2026, the impact of this war on the Company’s results of operations and financial condition was immaterial.